Business combination (Details) - Shanghai Kuosou [Member]	May 31, 2025 CNY (¥)
Business Combination [Line Items]
Cash	¥ 2,023,429
Other current assets	547,494
Current liabilities	(1,776,798)
Total consideration	¥ 794,125